SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Mar. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units for which qualitative test is used	10
Impairment of goodwill	$ 0
Changes in the carrying amount of goodwill
Beginning goodwill, net	6,862.9	5,920.5
Current year business acquisitions	33.0	1,071.8
Prior year acquisitions	16.8
Business divestiture	(0.6)	(2.1)
Effect of foreign currency translation	(195.1)	(127.3)
Ending goodwill, net	6,717.0	6,862.9
Goodwill expected to be tax deductible	20.7	0
Nalco
Changes in the carrying amount of goodwill
Ending goodwill, net	4,500.0
Nalco | Trademarks
Changes in the carrying amount of goodwill
Carrying value of asset subject to impairment testing	1,200.0
Impairment of indefinite life intangible asset	0	0
Champion
Changes in the carrying amount of goodwill
Ending goodwill, net	1,000.0
Champion | Adjustment
Changes in the carrying amount of goodwill
Beginning goodwill, net			16.9
Ending goodwill, net			16.9
Net adjustment made to the preliminary purchase price allocation		37.1
Global Industrial
Changes in the carrying amount of goodwill
Beginning goodwill, net	2,729.5	2,751.6
Current year business acquisitions	18.5	33.9
Prior year acquisitions	(0.1)
Business divestiture		(2.1)
Reclassifications	(28.9)
Effect of foreign currency translation	(76.8)	(53.9)
Ending goodwill, net	2,642.2	2,729.5
Global Institutional
Changes in the carrying amount of goodwill
Beginning goodwill, net	706.6	720.6
Business divestiture	(0.4)
Reclassifications	5.0
Effect of foreign currency translation	(20.0)	(14.0)
Ending goodwill, net	691.2	706.6
Global Energy
Changes in the carrying amount of goodwill
Beginning goodwill, net	3,306.2	2,325.3
Current year business acquisitions	9.9	1,037.9
Prior year acquisitions	16.9
Reclassifications	23.9
Effect of foreign currency translation	(94.8)	(57.0)
Ending goodwill, net	3,262.1	3,306.2
Other
Changes in the carrying amount of goodwill
Beginning goodwill, net	120.6	123.0
Current year business acquisitions	4.6
Business divestiture	(0.2)
Effect of foreign currency translation	(3.5)	(2.4)
Ending goodwill, net	$ 121.5	$ 120.6